Note 27 - Movements by Class of Provision (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Operational Risk [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		€ 89		€ 119
Changes in the group of consolidated companies		0		0
New provisions		62		20
Amounts used		2		11
Unused amounts reversed		106		39
Effects from exchange rate fluctuations/ Unwind of discount		0		0
Transfers		0		0
Balance as of, end period		42		89
Civil Litigations [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		355		544
Changes in the group of consolidated companies		0		0
New provisions		475		107
Amounts used		112		182
Unused amounts reversed		78		106
Effects from exchange rate fluctuations/ Unwind of discount		6		(9)
Transfers		(1)		0
Balance as of, end period		644		355
Regulatory Enforcement [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		492		543
Changes in the group of consolidated companies		0		0
New provisions		110		183
Amounts used		113		165
Unused amounts reversed		40		27
Effects from exchange rate fluctuations/ Unwind of discount		26		(41)
Transfers		0		(1)
Balance as of, end period		475		492
Restructuring [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		676		684
Changes in the group of consolidated companies		0		0
New provisions		302		553
Amounts used		339		641
Unused amounts reversed		58		105
Effects from exchange rate fluctuations/ Unwind of discount		1		4
Transfers		0		181
Balance as of, end period		582		676
Other [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		396		384
Changes in the group of consolidated companies		2		(3)
New provisions		641		505
Amounts used		470		401
Unused amounts reversed		151		84
Effects from exchange rate fluctuations/ Unwind of discount		7		(15)
Transfers		24		8
Balance as of, end period		448		396
Total [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		2,007	[1]	2,276
Changes in the group of consolidated companies	[1]	2		(4)
New provisions	[1]	1,590		1,368
Amounts used	[1]	1,036		1,400
Unused amounts reversed	[1]	434		361
Effects from exchange rate fluctuations/ Unwind of discount	[1]	40		(60)
Transfers	[1]	22		189
Balance as of, end period	[1]	€ 2,192		€ 2,007

[1]	For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed.